Business combinations, acquisitions, non-controlling interest and spin-off (Tables)	12 Months Ended
Dec. 31, 2025
Business combinations, acquisitions, non-controlling interest and spin-off [Abstract]
Assets Acquired and Liabilities Assumed	Purchase accounting is complete as of the date of the consolidated financial statements. The net assets acquired are as follows:

	Fair value at acquisition date

Cash and cash equivalents	Ps.	673,137
Other current assets		11,390,425
Other non-current assets		6,103,423
Intangible assets (excluding goodwill)		763,101
Property, plant and equipment, net		33,746,148
Right-of-use assets		5,493,785
Total acquired assets		58,170,019
Debt		(16,307,610)
Liability related to right of use assets		(5,266,872)
Accounts payable		(11,606,265)
Other liabilities		(3,203,117)
Total assumed liabilities		(36,383,864)
Total identifiable net assets at fair value		21,786,155
Goodwill arising on acquisition		4,735,752

Total fair value at the acquisition date	Ps.	26,521,907
Consideration transferred
Fair value of the joint venture prior to the acquisition		6,721,525
Fair value of convertible notes		5,594,492
Pre-existing relationship		13,928,078
Anticipated acquisition non-controlling interest		277,812

Fair value of the consideration transferred	Ps.	26,521,907

Selected Financial Data from Consolidated Statements of Financial Position
c) Consolidated subsidiaries with non-controlling interests

The Company has control over Telekom Austria, which has a material non-controlling interest. Set out below is summarized information as of December 31, 2024 and 2025 and for the years ended at December 31, 2023, 2024 and 2025 of Telekom Austria’s consolidated financial statements.

The amounts disclosed for this subsidiary are before inter-company eliminations and using the same accounting policies of América Móvil.

Selected financial data from the consolidated statements of financial position

	December 31,
	2024		2025
Assets:
Current assets	Ps.	37,066,173	Ps.	39,759,351
Non-current assets		146,445,867		150,749,751

Total assets	Ps.	183,512,040	Ps.	190,509,102

Liabilities and equity:

Current liabilities	Ps.	39,655,029	Ps.	58,261,026
Non-current liabilities		59,851,427		41,310,047

Total liabilities		99,506,456		99,571,073
Equity attributable to equity holders of the parent		42,713,480		55,384,265
Non-controlling interest		41,292,104		35,553,764

Total equity	Ps.	84,005,584	Ps.	90,938,029

Total liabilities and equity	Ps.	183,512,040	Ps.	190,509,102

Summary of Consolidated Statements of Comprehensive Income
Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2023		2024		2025
Operating revenues	Ps.	100,762,884	Ps.	107,519,342	Ps.	120,957,188
Operating costs and expenses		85,320,071		92,510,372		104,167,213

Operating income	Ps.	15,442,813	Ps.	15,008,970	Ps.	16,789,975

Net income	Ps.	10,929,263	Ps.	11,027,066	Ps.	12,091,402

Total comprehensive income	Ps.	3,621,780	Ps.	12,426,457	Ps.	13,746,204

Net income attributable to:
Equity holders of the parent	Ps.	6,380,385	Ps.	6,682,402	Ps.	7,368,500
Non-controlling interest		4,548,878		4,344,664		4,722,902

	Ps.	10,929,263	Ps.	11,027,066	Ps.	12,091,402

Comprehensive income attributable to:
Equity holders of the parent	Ps.	2,114,356	Ps.	7,530,433	Ps.	8,376,937
Non-controlling interest		1,507,424		4,896,024		5,369,267

	Ps.	3,621,780	Ps.	12,426,457	Ps.	13,746,204